Intangibles, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Amortization expenses of land use rights	$ 43,795	$ 44,687
Tang Dynasty Investment Group Limited [Member]
Amortization expenses of land use rights	$ 43,795